FAIR VALUE MEASUREMENT AND FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2013
FAIR VALUE MEASUREMENT AND FINANCIAL INSTRUMENTS
Schedule of assets and liabilities that are measured at fair value on a recurring basis

There were no transfers in or out of Level 1, Level 2 or Level 3 measurements for the periods presented (in thousands):

	JUNE 30, 2013	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Cash equivalents	$7,407	—	$7,407	$—
Marketable securities	10,516	—	10,516	—
Restricted cash equivalents and marketable securities	363	—	363	—

	$18,286	$—	$18,286	$—

Liability
Warrant liability	12,208	—	—	12,208

	$12,208	$—	$—	$12,208

	DECEMBER 31, 2012	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Cash equivalents	$15,580	$—	$15,580	$—
Marketable securities	18,580	$—	18,580	—
Restricted cash equivalents and marketable securities	374	—	374	—

	$34,534	$—	$34,534	$—

Liability
Warrant liability	—	—	—	—

	$—	$—	$—	$—

Schedule of reconciliation of the warrant liability measured at fair value using significant unobservable inputs (Level 3)

The following table presents a reconciliation of the warrant liability measured at fair value using significant unobservable inputs (Level 3) from January 1, 2013 to June 30, 2013 (in thousands):

	THREE MONTHS ENDED JUNE 30,		SIX MONTHS ENDED JUNE 30,
	2013	2012	2013	2012
Liabilities:
Balance at beginning of period:	$11,823	$—	$16,195	$—
Change in fair value of warrant liability included in other (expense)/income	385	—	(3,987)	—

Balance at end of period:	$12,208	$—	$12,208	$—

Schedule of assumption used to calculate fair value of the warrant liability

	JANUARY 1, 2013		JUNE 30, 2013
	2011 Warrants	2012 Warrants	2011 Warrants	2012 Warrants
Risk-free interest rate	1.2%	1.4%	1.2%	1.4%
Volatility	107.5%	116.3%	126.4%	116.6%
Dividend Yield	0%	0%	0%	0%
Expected life in years	3.3	4.9	2.8	4.4